Other liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other liabilities.
Lease liabilities	£ 670	£ 1,118
Provisions for liabilities and charges	990	1,138
Retirement benefit liabilities	99	98
Accruals	1,411	1,407
Deferred income	402	355
Current tax	332	55
Deferred tax	141	227
Acceptances	575	237
Other liabilities	582	711
Total other liabilities	5,202	5,346
Liabilities of disposal groups	£ 3	£ 15